                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-2351

Name of Fund:  Pacific American Income Shares, Inc.

Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
         James W. Hirschmann, President, Pacific American Income Shares, Inc. 100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003

Item 1 -- Report to Shareholders


                         -----------------------------

                     Pacific American Income Shares, Inc.

                      Semi-Annual Report to Shareholders

                                 June 30, 2003

                         -----------------------------

Semi-Annual Report to Shareholders

Statistical Highlights
                               (Amounts in Thousands, except per share amounts)
--------------------------------------------------------------------------------

                       Six Months
                          Ended        Year Ended
                      June 30, 2003 December 31, 2002
                      ------------- -----------------
Net Asset Value         $155,282        $141,238
    Per Share             $16.54          $15.04
Net Investment Income     $4,304          $9,406
    Per Share              $0.46           $1.00
Dividends Paid            $4,624          $9,389
    Per Share              $0.49           $1.00

--------------------------------------------------------------------------------
The Company
--------------------------------------------------------------------------------
   Pacific American Income Shares, Inc. (the "Fund") is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The shares are listed on the New York Stock Exchange where they are traded under the symbol PAI, and price quotations can be found in publications under the abbreviation PacAmShrs.

--------------------------------------------------------------------------------
Investment Policies
--------------------------------------------------------------------------------
   The Fund's fundamental investment policies provide that its portfolio be invested as follows:

[_] At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

[_] Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

[_] Not more than 25% in securities restricted as to resale.

--------------------------------------------------------------------------------
Dividend Reinvestment Plan
--------------------------------------------------------------------------------
   A Dividend Reinvestment Plan is available to all shareholders of record of the Fund. For participants in the Plan, cash dividends and other distributions are automatically reinvested in additional shares of the Fund's stock. These shares are purchased on the open market. Interested shareholders may obtain more information by contacting the Dividend Reinvestment Agent, EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011, Investor Relations telephone number 1-866-290-4386.

Semi-Annual Report to Shareholders

Portfolio Diversification
                                                                  June 30, 2003
--------------------------------------------------------------------------------




                                    [CHART]

BY RATING*
(At Market Value)

AAA                     9%
AA                      4%
A                      19%
BBB                    46%
BB                     10%
B                       5%
CCC                     2%
Short-Term Securities   1%
Not Rated               4%

                                    [CHART]

BY SECTOR*
(At Market Value)

 0.9%  SHORT-TERM SECURITIES
 0.9%  MORTGAGE-BACKED SECURITIES
 2.2%  U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 3.1%  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
25.6%  YANKEE BONDS
67.3%  CORPORATE BONDS AND NOTES

*EXPRESSED AS A PERCENTAGE OF THE PORTFOLIO

Schedule of Investments  June 30, 2003 (Unaudited)
                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------


                                                Maturity
                                          Rate    Date    Par      Value
---------------------------------------------------------------------------
Long-Term Securities -- 97.4%

Corporate Bonds and Notes -- 66.2%

  Aerospace/Defense -- 2.6%
  Northrop Grumman Corporation           9.375% 10/15/24 $2,000 $  2,238
  Raytheon Company                       6.750% 8/15/07     420      476
  Raytheon Company                       6.400% 12/15/18    610      686
  Systems 2001 Asset Trust               6.664% 9/15/13     579      652/A/
                                                                --------
                                                                   4,052
                                                                --------
  Automotive -- 1.5%
  Ford Motor Company                     8.900% 1/15/32     730      743
  Ford Motor Company                     7.700% 5/15/97     940      845
  General Motors Corporation             7.125% 7/15/13     110      109
  General Motors Corporation             8.250% 7/15/23     190      189
  General Motors Corporation             8.375% 7/15/33     480      473
                                                                --------
                                                                   2,359
                                                                --------
  Banking and Finance -- 4.9%
  Ford Motor Credit Company              7.375% 10/28/09  1,190    1,247
  Ford Motor Credit Company              7.375%  2/1/11     880      910
  Ford Motor Credit Company              7.250% 10/25/11    500      514
  General Motors Acceptance Corporation  7.250%  3/2/11   2,000    2,052
  General Motors Acceptance Corporation  6.875% 8/28/12     500      499/B/
  Household Finance Corporation          7.200% 7/15/06     300      343
  Household Finance Corporation          7.000% 5/15/12     970    1,148
  Sears Roebuck Acceptance Corp.         6.500% 12/1/28     730      761
  Sears Roebuck Acceptance Corp.         7.000%  6/1/32     190      212
                                                                --------
                                                                   7,686
                                                                --------
  Banks -- 3.7%
  Bank of America Corporation            6.250% 4/15/12   1,320    1,529
  Bank of America Corporation            7.800% 9/15/16     250      325
  Bank One Corporation                   5.250% 1/30/13   1,400    1,510/B/
  The Sanwa Bank, Ltd., New York         7.400% 6/15/11   1,500    1,682/B/

Semi-Annual Report to Shareholders

                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------


                                                 Maturity
                                           Rate    Date     Par       Value
-------------------------------------------------------------------------------
  Banks -- Continued
  UBS Preferred Funding Trust I           8.622% 10/29/49 $   240 $    307/C/
  Wells Fargo Bank NA, San Francisco      6.450%  2/1/11      340      401
                                                                  --------
                                                                     5,754
                                                                  --------
  Building Materials -- 0.6%
  American Standard, Inc.                 8.250%  6/1/09      500      577
  Nortek Holdings, Inc.                   8.875%  8/1/08      330      344
                                                                  --------
                                                                       921
                                                                  --------
  Cable -- 0.7%
  TCI Communications, Inc.                8.750%  8/1/15      160      208
  Tele-Communications, Inc.               9.800%  2/1/12      700      927
                                                                  --------
                                                                     1,135
                                                                  --------
  Casino Resorts -- 0.2%
  Park Place Entertainment Corporation    8.125% 5/15/11      250      274
                                                                  --------

  Chemicals -- 1.3%
  The Dow Chemical Company                5.250% 5/14/04    2,000    2,053
                                                                  --------

  Computer Services and Systems -- 0.3%
  Electronic Data Systems Corporation     7.450% 10/15/29     425      434/B/
                                                                  --------

  Diversified Financial Services -- 2.3%
  Capital One Financial Corporation       7.125%  8/1/08       90       96
  CIT Group Inc.                          5.750% 9/25/07      400      436
  General Electric Capital Corporation    6.750% 3/15/32      700      819
  IBJ Preferred Capital Corp. LLC         8.790% 12/29/49     110      111/A,C/
  SB Treasury Company LLC                 9.400% 12/29/49     600      660/A,C/
  U.S. Bancorp                            3.125% 3/15/08      210      212
  Wells Fargo & Company                   5.900% 5/21/06      300      331
  Wells Fargo & Company                   5.000% 11/15/14     920      975
                                                                  --------
                                                                     3,640
                                                                  --------

--------------------------------------------------------------------------------


                                                  Maturity
                                            Rate    Date    Par      Value
-----------------------------------------------------------------------------
  Diversified Services -- 1.5%
  Loews Corporation                        7.625%  6/1/23  $1,242 $  1,289
  Loews Corporation                        7.000% 10/15/23  1,000    1,021
                                                                  --------
                                                                     2,310
                                                                  --------
  Electric -- 1.4%
  AEP Texas Central Company                5.500% 2/15/13     420      448/A/
  American Electric Power Company, Inc.    5.250%  6/1/15      80       81
  CenterPoint Energy Houston Electric LLC  6.950% 3/15/33     390      447/A/
  Oncor Electric Delivery Company          7.000%  9/1/22     500      558
  The AES Corporation                      9.500%  6/1/09      39       39/B/
  The Detroit Edison Company               5.200% 10/15/12    530      571
                                                                  --------
                                                                     2,144
                                                                  --------
  Energy -- 8.4%
  Alabama Power Company                    3.125%  5/1/08     360      364/B/
  American Electric Power Company, Inc.    6.125% 5/15/06     410      449
  Calpine Corporation                      8.500% 2/15/11     858      644/B/
  Dominion Resources, Inc.                 5.125% 12/15/09    210      226
  Dominion Resources, Inc.                 5.700% 9/17/12     570      626
  DTE Energy Company                       6.375% 4/15/33     100      104
  Duke Energy Corporation                  5.625% 11/30/12     70       75
  Exelon Corporation                       6.750%  5/1/11   3,000    3,471
  MidAmerican Energy Holdings Company      5.875% 10/1/12   2,000    2,193
  Progress Energy, Inc.                    7.100%  3/1/11     750      872
  Sithe Independence Funding Corporation   9.000% 12/30/13  1,500    1,609
  TXU Corp.                                6.375% 6/15/06   1,500    1,596/B/
  TXU Energy Co.                           7.000% 3/15/13     370      410/A/
  Xcel Energy, Inc.                        7.000% 12/1/10     350      400
                                                                  --------
                                                                    13,039
                                                                  --------
  Environmental Services -- 2.7%
  Allied Waste North America Incorporated  8.875%  4/1/08     250      271
  Republic Services, Inc.                  6.750% 8/15/11     470      545

Semi-Annual Report to Shareholders

                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------


                                               Maturity
                                         Rate    Date    Par      Value
--------------------------------------------------------------------------
  Environmental Services -- Continued
  Safety-Kleen Corp.                    9.250% 5/15/09  $  346 $     19/D/
  Waste Management, Inc.                7.375% 5/15/29   2,800    3,306
                                                               --------
                                                                  4,141
                                                               --------
  Food, Beverage and Tobacco -- 2.9%
  Altria Group, Inc.                    7.750% 1/15/27   1,200    1,286
  Campbell Soup Company                 5.500% 3/15/07     600      661
  Nabisco Incorporated                  7.550% 6/15/15   1,250    1,588
  R.J. Reynolds Tobacco Holdings, Inc.  7.750% 5/15/06   1,010    1,039
                                                               --------
                                                                  4,574
                                                               --------
  Gaming -- N.M.
  Horseshoe Gaming Holding Corp.        8.625% 5/15/09      53       56
                                                               --------

  Gas and Pipeline Utilities -- 2.8%
  Dynegy Holdings Inc.                  6.875% 4/1/11    1,300    1,092
  Dynegy Holdings Inc.                  8.750% 2/15/12     880      818/B/
  The Williams Companies, Inc.          6.250% 2/1/06    1,000      980
  The Williams Companies, Inc.          8.625% 6/1/10       82       86
  The Williams Companies, Inc.          8.750% 3/15/32   1,250    1,300
                                                               --------
                                                                  4,276
                                                               --------
  Health Care -- 0.5%
  Tenet Healthcare Corporation          7.375% 2/1/13      750      724
                                                               --------

  Insurance -- 0.9%
  ACE INA Holdings Inc.                 8.300% 8/15/06   1,000    1,164
  Provident Companies, Inc.             7.000% 7/15/18     230      230/B/
                                                               --------
                                                                  1,394
                                                               --------
  Investment Banking/Brokerage -- 2.8%
  J.P. Morgan Capital Trust II          7.950% 2/1/27      150      173
  J.P. Morgan Chase & Co.               6.625% 3/15/12     590      681

--------------------------------------------------------------------------------


                                                  Maturity
                                            Rate    Date    Par      Value
-----------------------------------------------------------------------------
  Investment Banking/Brokerage -- Continued
  J.P. Morgan Chase & Co.                  5.750%  1/2/13  $  240 $    262
  Morgan Stanley                           6.750% 10/15/13  2,700    3,163
                                                                  --------
                                                                     4,279
                                                                  --------
  Machinery -- 0.1%
  Terex Corporation                        8.875%  4/1/08     212      220/B/
                                                                  --------

  Media -- 4.0%
  AMFM Inc.                                8.000% 11/1/08     210      244
  AOL Time Warner Inc.                     6.875%  5/1/12     570      651
  AOL Time Warner Inc.                     7.700%  5/1/32     670      782
  Liberty Media Corporation                8.500% 7/15/29     330      390
  Liberty Media Corporation                8.250%  2/1/30     165      191/B/
  News America Holdings Incorporated       8.875% 4/26/23   1,325    1,694
  News America Incorporated                6.750%  1/9/38     930    1,033
  Time Warner Entertainment Company, L.P.  8.375% 7/15/33     770      996
  Viacom Inc.                              5.625% 8/15/12     190      211
                                                                  --------
                                                                     6,192
                                                                  --------
  Medical Care Facilities -- 0.6%
  HCA Inc.                                 7.875%  2/1/11     250      280
  HCA Inc.                                 6.300% 10/1/12     180      184
  Health Care REIT, Inc.                   8.000% 9/12/12     370      398
                                                                  --------
                                                                       862
                                                                  --------
  Oil and Gas -- 3.9%
  ConocoPhillips                           4.750% 10/15/12    250      264
  Devon Energy Corporation                 7.950% 4/15/32     350      451
  Occidental Petroleum Corporation         7.650% 2/15/06   2,000    2,260
  Ocean Energy Inc.                        4.375% 10/1/07     430      452
  Sonat Inc.                               7.625% 7/15/11   2,000    1,820
  Vintage Petroleum, Inc.                  7.875% 5/15/11     250      268
  XTO Energy, Inc.                         6.250% 4/15/13     480      510/A/
                                                                  --------
                                                                     6,025
                                                                  --------

Semi-Annual Report to Shareholders

                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------


                                            Maturity
                                      Rate    Date    Par       Value
-------------------------------------------------------------------------
  Paper and Forest Products -- 1.4%
  Georgia-Pacific Corp.              9.500% 12/1/11  $   70 $     77/B/
  MeadWestvaco Corporation           6.850%  4/1/12     900    1,039
  Weyerhaeuser Company               6.750% 3/15/12     580      659
  Weyerhaeuser Company               7.375% 3/15/32     390      448
                                                            --------
                                                               2,223
                                                            --------
  Pharmaceuticals -- 0.5%
  Bristol-Myers Squibb Company       5.750% 10/1/11     230      256
  Eli Lilly and Company              6.000% 3/15/12     400      462
                                                            --------
                                                                 718
                                                            --------
  Real Estate -- 0.1%
  Socgen Real Estate Co. LLC         1.000% 12/29/49     80       93/A,C/
                                                            --------

  Services -- 0.4%
  Fuji Co., Ltd.                     9.870% 6/30/49     620      653/A,C/
                                                            --------

  Special Purpose -- 9.3%
  BAE Systems Holdings Inc.          6.400% 12/15/11    630      705/A/
  Conoco Funding Company             6.350% 10/15/11    420      491
  DaimlerChrysler NA Holding Corp.   7.300% 1/15/12     575      649
  Devon Financing Corporation ULC    6.875% 9/30/11     520      610
  Duke Capital Corporation           6.250% 2/15/13     100      106/B/
  Gemstone Investors Limited         7.710% 10/31/04    375      373/A/
  PNPP II Funding Corporation        9.120% 5/30/16   2,459    3,073
  Qwest Capital Funding, Inc.        7.250% 2/15/11   2,000    1,640
  Sprint Capital Corporation         6.125% 11/15/08    750      814
  Sprint Capital Corporation         8.375% 3/15/12     700      838
  Sprint Capital Corporation         6.875% 11/15/28    200      200
  Sprint Capital Corporation         8.750% 3/15/32     100      120
  TCI Communications Financing III   9.650% 3/31/27   3,000    3,570
  Verizon Global Funding Corp.       7.375%  9/1/12   1,000    1,220
                                                            --------
                                                              14,409
                                                            --------

--------------------------------------------------------------------------------


                                                   Maturity
                                         Rate        Date    Par       Value
--------------------------------------------------------------------------------
  Steel (Producers) -- 0.1%
  AK Steel Corporation                  7.875%     2/15/09  $  250 $    213/B/
                                                                   --------

  Telecommunications -- 2.0%
  AT&T Corp.                            6.000%     3/15/09      68       73/B/
  AT&T Corp.                            8.500%     11/15/31    300      340
  Qwest Corporation                     7.200%     11/1/04     300      307
  Qwest Corporation                     6.875%     9/15/33   1,000      920
  SBC Communications Inc.               5.875%     8/15/12   1,020    1,150
  WorldCom, Inc. - WorldCom Group       7.750%      4/1/07     441      130/B,D/
  WorldCom, Inc. - WorldCom Group       8.250%     5/15/31     484      143/D/
                                                                   --------
                                                                      3,063
                                                                   --------

  Telecommunications (Cellular/Wireless) -- 0.9%
  AT&T Wireless Services Inc.           6.875%     4/18/05     400      433
  AT&T Wireless Services Inc.           7.500%      5/1/07     500      576
  Motorola, Inc.                        7.625%     11/15/10    350      411
  Nextel Communications, Inc.           9.375%     11/15/09     46       50/B/
                                                                   --------
                                                                      1,470
                                                                   --------

  Transportation -- 0.9%
  Continental Airlines, Inc.            7.256%     3/15/20     274      271
  Delta Air Lines, Inc.                 7.570%     11/18/10    160      165
  Delta Air Lines, Inc.                 7.111%     9/18/11      90       91
  Delta Air Lines, Inc.                 6.417%      7/2/12     400      433
  Delta Air Lines, Inc.                 6.718%      1/2/23     321      347
  Northwest Airlines Corporation        7.575%      9/1/20      90       91
  United Airlines, Inc.                 7.783%      1/1/14     102       81
                                                                   --------
                                                                      1,479
                                                                   --------
  Total Corporate Bonds and Notes
   (Identified Cost -- $93,500)                                     102,865
---------------------------------------------------------------------

Semi-Annual Report to Shareholders

                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------


                                                Maturity
                                         Rate     Date     Par     Value
--------------------------------------------------------------------------
Mortgage-Backed Securities -- 0.8%

  Fixed Rate Securities -- 0.8%
  Glendale Federal Savings Bank 1978-A   9.125%  1/25/08  $   20 $   20
  Nomura Asset Securities Corporation
   1996-MD5                              7.120%  4/13/39   1,170  1,311
                                                                 ------
  Total Mortgage-Backed Securities
   (Identified Cost -- $1,189)                                    1,331
---------------------------------------------------------------------
U.S. Government and Agency Obligations -- 2.1%

  Fixed Rate Securities -- 2.1%
  Fannie Mae                             6.500%  8/15/04   1,000  1,059
  Freddie Mac                            6.250%  7/15/04   1,025  1,079
  United States Treasury Bonds           5.375%  2/15/31     165    186/B/
  United States Treasury Notes           3.000% 11/15/07     280    289/B/
  United States Treasury Notes           2.625%  5/15/08     350    353/B/
  United States Treasury Notes           3.875%  2/15/13     270    278/B/
                                                                 ------
  Total U.S. Government and Agency Obligations
   (Identified Cost -- $3,104)                                    3,244
---------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 3.1%

  Fixed Rate Securities -- 3.1%
  Fannie Mae                             8.000%  4/25/06     219    229
  Fannie Mae                            10.500%  7/1/09       59     66
  Fannie Mae                             6.000%  4/1/14        8      8
  Fannie Mae                            14.000% 9/1/17 to
                                                 2/1/18      246    300
  Fannie Mae                            11.500%  11/1/17     106    123
  Freddie Mac                           10.250%  5/1/09       50     55
  Freddie Mac                            6.500%  2/1/29    2,335  2,433
  Government National Mortgage
   Association                          12.250%  3/20/14      15     17
  Government National Mortgage
   Association                           9.000%  9/15/19      37     42

--------------------------------------------------------------------------------


                                               Maturity
                                       Rate      Date     Par        Value
-------------------------------------------------------------------------------
  Fixed Rate Securities -- Continued
  Government National Mortgage         7.000% 8/15/25 to
   Association                                 6/15/28   $1,046 $  1,108
  Government National Mortgage
   Association                         6.500%  8/15/28       42       44
  Government National Mortgage
   Association                         6.000%  12/15/28     320      336
                                                                --------
  Total U.S. Government Agency Mortgage-Backed
   Securities (Identified Cost -- $4,485)                          4,761
---------------------------------------------------------------------
Yankee Bonds/E/ -- 25.2%

  Banks -- 3.8%
  ABN Amro Bank NV                     4.650%   6/4/18      580      572/A/
  Inter-American Development Bank      4.000%  1/18/05    1,350    1,406
  Korea Exchange Bank                 13.750%  6/30/10    1,000    1,181/A,B,C/
  Royal Bank of Scotland Group plc     8.817%  3/31/49    1,000    1,119
  Standard Chartered plc               1.400%  12/29/49   2,550    1,658/F/
                                                                --------
                                                                   5,936
                                                                --------
  Foreign Governments -- 8.7%
  Federative Republic of Brazil       14.500%  10/15/09     290      336
  Federative Republic of Brazil       12.000%  4/15/10      210      219
  Federative Republic of Brazil        2.188%  4/15/12      180      135/F/
  Federative Republic of Brazil        2.188%  4/15/12      280      210/F/
  Federative Republic of Brazil        8.000%  4/15/14    1,010      881/B/
  Federative Republic of Brazil       11.000%  8/17/40      520      474
  Province of Manitoba                 9.500%  9/15/18      730    1,147
  Quebec Province                      7.125%   2/9/24      190      239
  Quebec Province                      7.500%  9/15/29      160      213
  Quebec Province                      7.220%  7/22/36      980    1,409
  Republic of Bulgaria                 8.250%  1/15/15       20       24/A/
  Republic of Bulgaria                 8.250%  1/15/15      508      599/B/
  Republic of Colombia                10.500%   7/9/10      240      276
  Republic of Colombia                11.750%  2/25/20      220      274

Semi-Annual Report to Shareholders

                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------


                                                Maturity
                                         Rate     Date    Par       Value
-----------------------------------------------------------------------------
  Foreign Governments -- Continued
  Republic of Panama                     9.625%  2/8/11  $  170 $    197
  Republic of Panama                     9.375% 7/23/12     170      197
  Republic of Panama                     5.000% 7/17/14      34       31/C/
  Republic of Panama                    10.750% 5/15/20     120      149
  Republic of Peru                       5.000%  3/7/17     643      531/C/
  Republic of the Philippines            9.875% 1/15/19     430      475
  Republic of the Philippines           10.625% 3/16/25     100      116
  Russian Federation                     8.250% 3/31/10    0.03     0.04/A/
  Russian Federation                     5.000% 3/31/30     660      640/D/
  Russian Federation                     5.000% 3/31/30     0.3      0.3/A,C/
  Russian Ministry of Finance            3.000% 5/14/06      80       78
  United Mexican States                  8.375% 1/14/11   1,090    1,306
  United Mexican States                 11.500% 5/15/26   2,210    3,295
                                                                --------
                                                                  13,451
                                                                --------
  Insurance -- 1.1%
  Axa                                    8.600% 12/15/30    550      708
  Korea Deposit Insurance Corp.          2.500% 12/11/05    400      451/A,G/
  XL Capital plc                         6.500% 1/15/12     500      572
                                                                --------
                                                                   1,731
                                                                --------
  Investment Banking/Brokerage -- 2.2%
  Credit Suisse First Boston, London     7.900% 5/29/49   3,000    3,408/A,C/
                                                                --------

  Manufacturing (Diversified) -- 2.7%
  Tyco International Group SA            6.375% 6/15/05   1,000    1,042/B/
  Tyco International Group SA            5.800%  8/1/06     280      289
  Tyco International Group SA            6.375% 10/15/11  1,450    1,530/B/
  Tyco International Group SA            7.000% 6/15/28     364      368
  Tyco International Group SA            6.875% 1/15/29     976      986
                                                                --------
                                                                   4,215
                                                                --------

--------------------------------------------------------------------------------


                                                     Maturity
                                              Rate     Date      Par         Value
--------------------------------------------------------------------------------------
  Oil and Gas -- 1.0%
  Petroliam Nasional Berhad                   7.125% 8/15/05  $  150     $    162/A/
  Petroliam Nasional Berhad                   7.625% 10/15/26  1,260        1,449/A/
                                                                         --------
                                                                            1,611
                                                                         --------
  Special Purpose -- 3.9%
  Deutsche Telekom International Finance BV   8.750% 6/15/30   1,000        1,274/C/
  HSBC Capital Funding LP                     4.610% 12/29/49    280          276/C/
  PDVSA Finance Ltd.                          8.500% 11/16/12  1,010          924
  PDVSA Finance Ltd. 1998-1                   7.400% 8/15/16     110           90
  PDVSA Finance Ltd. 1999-K                   9.950% 2/15/20   2,000        1,867
  Petrozuata Finance, Inc.                    8.220%  4/1/17   1,740        1,522/A/
  Redwood Capital II Ltd.                     4.290% 1/28/04     100          100/A,F/
                                                                         --------
                                                                            6,053
                                                                         --------
  Telecommunications -- 1.0%
  British Telecommunications plc              8.375% 12/15/10    660          835
  British Telecommunications plc              8.875% 12/15/30    330          450
  France Telecom SA                          10.000%  3/1/31     160          221
                                                                         --------
                                                                            1,506
                                                                         --------
  Transportation -- 0.8%
  C P Railway Limited                         7.125% 10/15/31  1,000        1,226
                                                                         --------
  Total Yankee Bonds
   (Identified Cost -- $34,571)                                            39,137
---------------------------------------------------------------------
  Total Long-Term Securities
   (Identified Cost -- $136,849)                                          151,338
---------------------------------------------------------------------
Investment of Proceeds From Securities Lending -- 9.0%

  State Street Navigator Securities Lending
   Prime Portfolio                                            13,977 shs   13,977
                                                                         --------
  Total Investment of Proceeds From Securities
   Lending (Identified Cost -- $13,977)                                    13,977
---------------------------------------------------------------------

Semi-Annual Report to Shareholders

                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------


                                                                    Maturity
                                                       Rate           Date          Par            Value
-----------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 1.0%

  U.S. Government and Agency Obligations -- 0.1%
  Freddie Mac                                         0.000%        7/30/03        $  100       $    100/H/
                                                                                                   --------

  Repurchase Agreements -- 0.9%
  Merrill Lynch Government Securities, Inc.
   1.22%, dated 6/30/03, to be repurchased at
   $1,368 on 7/1/03 (Collateral: $3,375
   Resolution Funding Corp. principal-only
   security, due 1/15/21, value $1,396)                                             1,368          1,368
                                                                                                   --------
  Total Short-Term Securities
   (Identified Cost -- $1,468)                                                                     1,468
---------------------------------------------------------------------
  Total Investments -- 107.4% (Identified Cost -- $152,294)                                      166,783
  Other Assets Less Liabilities -- (7.4)%                                                        (11,501)
                                                                                                   --------
  Net assets -- 100.0%                                                                          $155,282
                                                                                                   --------
---------------------------------------------------------------------
  /A/ Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent
      9.4% of net assets.
  /B/ All or a portion of this security is on loan. See Note 3 to the financial statements.
  /C/ Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
  /D/ Bond is in default at June 30, 2003.
  /E/ Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.
  /F/ Indexed security -- The rates of interest earned on these securities are tied to the London Interbank
      Offered Rate ("LIBOR") or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30,
      2003.
  /G/ Convertible bond -- Bond may be converted into the issuer's common stock.
  /H/ Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

See notes to financial statements.

Statement of Assets and Liabilities  June 30, 2003 (Unaudited)
                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------

ASSETS:
  Investment securities at market value (cost $152,294)  $165,315
  Short-term securities at cost                             1,468
                                                         --------
       Total investments                                           $166,783
  Cash                                                                  231
  Receivable for accrued interest                                     2,355
  Other assets                                                          836
                                                                   --------
                                                                    170,205
LIABILITIES:
  Obligation to return collateral for securities loaned    13,977
  Accrued expenses                                             73
  Payable for securities purchased                            873
                                                         --------
                                                                     14,923
                                                                   --------
NET ASSETS -- equivalent to $16.54 per share on
 9,389 shares of common stock outstanding                          $155,282
                                                                   ========
SUMMARY OF STOCKHOLDERS' EQUITY:
  Common stock, par value $.01 per share: authorized
   20,000 shares; 9,389 issued and outstanding shares    $     94
  Additional paid-in capital                              142,335
  Under/(over) distributions of net investment income        (121)
  Accumulated net realized loss on investments             (1,515)
  Unrealized appreciation/(depreciation) of investments    14,489
                                                         --------
  Net assets applicable to outstanding common stock                $155,282
                                                                   ========

--------
See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations (Unaudited)
                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------

                                                                    For the Six Months Ended
                                                                         June 30, 2003
                                                                    ------------------------
INVESTMENT INCOME:
  Interest income                                                           $ 4,914
                                                                            -------

EXPENSES:
  Advisory fees                                                                 385
  Custodian fees                                                                 51
  Audit and legal fees                                                           46
  Directors' fees and expenses                                                   44
  Registration fees                                                              12
  Reports to shareholders                                                        28
  Taxes, other than federal income taxes                                         18
  Transfer agent and shareholder serving expense                                 33
  Other                                                                           5
                                                                            -------
                                                                                622
  Less fees waived                                                              (12)
                                                                            -------
  Total expenses, net of waivers                                                610
                                                                            -------
       Net Investment Income                                                  4,304
                                                                            -------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments                                       467
  Unrealized appreciation/(depreciation) of investments                      13,897
                                                                            -------
       Net realized and unrealized gain/(loss) on investments                14,364
                                                                            -------
  Change in net assets resulting from operations                            $18,668
                                                                            =======

--------
See notes to financial statements.

Statement of Changes in Net Assets
                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------



                                                          For the Six       For the
                                                         Months Ended     Year Ended
                                                         June 30, 2003 December 31, 2002
                                                         ------------- -----------------
                                                          (Unaudited)
Operations:
  Net investment income                                    $  4,304        $  9,406
  Net realized gain/(loss) on investments                       467             757
  Increase/(decrease) in unrealized appreciation of
   investments                                               13,897          (1,468)
                                                           --------        --------
  Change in net assets resulting from operations             18,668           8,695

Distributions to shareholders from:
  Net investment income                                      (4,624)         (9,389)
                                                           --------        --------
    Total increase/(decrease)                                14,044            (694)
Net Assets:
  Beginning of period                                       141,238         141,932
                                                           --------        --------
  End of period (including under/(over) distributed net
   investment income of $(121) and $199, respectively)     $155,282        $141,238
                                                           ========        ========

--------
See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights
--------------------------------------------------------------------------------

   Contained below is per share operating performance data for a share of common stock outstanding throughout each year, total investment return, ratios to average net assets and other supplemental data.

                           For the Six            For the Years Ended December 31,
                          Months Ended   -------------------------------------------------
                          June 30, 2003    2002      2001      2000       1999      1998
                          -------------  --------  --------  --------  --------   --------
                           (Unaudited)
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period        $  15.04     $  15.12  $  14.84  $  14.54  $  15.56   $  16.11
                            --------     --------  --------  --------  --------   --------
  Net investment income          .46         1.00      1.03      1.08      1.06       1.04
  Net realized and
   unrealized gain/
   (loss) on investments        1.53         (.08)      .31       .29      (.99)      (.06)
                            --------     --------  --------  --------  --------   --------
Total from investment
 operations                     1.99          .92      1.34      1.37       .07        .98
                            --------     --------  --------  --------  --------   --------
Distributions paid from:
  Net investment income         (.49)       (1.00)    (1.06)    (1.07)    (1.05)     (1.18)
  Net realized gain on
   investments                    --           --        --        --      (.04)      (.35)
                            --------     --------  --------  --------  --------   --------
Total distributions             (.49)       (1.00)    (1.06)    (1.07)    (1.09)     (1.53)
                            --------     --------  --------  --------  --------   --------
Net asset value, end of
 period                     $  16.54     $  15.04  $  15.12  $  14.84  $  14.54   $  15.56
                            ========     ========  ========  ========  ========   ========

Market value per share,
 end of period              $  15.50     $  14.35  $  14.56  $  13.50  $  11.88   $  15.75
                            ========     ========  ========  ========  ========   ========

TOTAL RETURN:
Based on market value
 per share                     11.63%/A/     5.38%    15.86%    23.34%   (18.39)%     6.61%

RATIOS TO AVERAGE
 NET ASSETS:
Expenses                         .83%/B/      .80%      .77%      .78%      .76%       .76%
Net investment income           5.88%/B/     6.75%     6.66%     7.48%     7.07%      6.54%

SUPPLEMENTAL DATA:
Portfolio turnover rate           32%/B/       43%      116%       78%      242%       378%
Net assets at end of
 period (in thousands)      $155,282     $141,238  $141,932  $139,344  $136,485   $146,103

--------
/A/ Not annualized.
/B/ Annualized.

See notes to financial statements.

Notes to Financial Statements (Unaudited)
                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   Pacific American Income Shares, Inc. ("Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The significant accounting policies of the Fund, which are in accordance with accounting principles generally accepted in the United States of America, include the following:

      (a) Cash -- Cash includes demand deposits held with the Fund's custodian and does not include short-term investments.

      (b) Investments -- Security transactions are recorded on the trade date. Investment securities owned at June 30, 2003, are reflected in the accompanying Schedule of Investments at their value on June 30, 2003. In valuing portfolio securities, securities listed or traded on a national securities exchange are valued at the last sales price. Each security traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, is generally valued at the mean of the bid and asked prices at the time of computation. Prices are obtained from at least two dealers regularly making a market in the security, unless such prices can be obtained from only a single market maker. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation of investments. Short-term securities are generally stated at cost plus interest earned, which approximates market value.

         The net realized gain or loss on investment transactions is determined for federal income tax and financial reporting purposes on the basis of identified cost. Purchases and sales of securities other than short-term and U.S. government securities for the six months ended June 30, 2003, aggregated $21,507 and $18,079, respectively. Purchases and sales of U.S. government securities for the six months ended June 30, 2003, were $1,680 and $5,901, respectively.

      (c) Recognition of income, expenses and distributions to shareholders -- The Fund accrues interest income and expenses on a daily basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      (d) Federal income taxes -- No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for

Semi-Annual Report to Shareholders

                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------

   financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

         The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2003, the Fund has capital loss carryforwards of $1,326 and $601, which expire in 2007 and 2008, respectively.

      (e) Use of estimates -- Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      (f) Foreign currency translation -- Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

NOTE 2 -- INVESTMENT ADVISORY AGREEMENT AND AFFILIATED PERSONS:

   The Fund has entered into an investment advisory agreement with Western Asset Management Company ("Adviser"), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its advisory services, the Fund pays the Adviser a monthly fee at an annual rate of 0.7% of the average monthly net assets of the Fund up to $60,000 and 0.4% of such net assets in excess of $60,000. If expenses (including the Adviser's fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser will reimburse the Fund for any excess. No expense reimbursement is due for the six months ended June 30, 2003.

   Western Asset Management Company Limited ("WAML") provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund's portfolio of non-dollar securities consistent with the Fund's investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Fund managed by WAML during the month.

--------------------------------------------------------------------------------


   Under the terms of an Administrative Services Agreement among the Fund, the Adviser, and Legg Mason Fund Adviser, Inc. (the "Administrator"), the Adviser (not the Fund) pays the Administrator a monthly fee of $3,000, an annual rate of $36,000.

NOTE 3 -- SECURITIES LOANED:

   The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At June 30, 2003, the market value of the securities on loan to broker-dealers was $13,509, for which the Fund received collateral of $13,977 in cash. Such collateral is in the possession of the Fund's custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund's schedule of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

NOTE 4 -- FORWARD CURRENCY EXCHANGE CONTRACTS:

   Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

   At June 30, 2003, there were no open forward currency exchange contracts.

Semi-Annual Report to Shareholders

                                                         (Amounts in Thousands)
--------------------------------------------------------------------------------


NOTE 5 -- SHAREHOLDER MEETING RESULTS:

   The Fund's annual meeting of shareholders was held on May 6, 2003. Of the 9,389 shares outstanding, the following shares were voted at the meeting:

                                                 For  Abstain
                                                ----- -------
                   Election of seven Directors:
                       Ronald J. Arnault        8,427   116
                       John E. Bryson           8,426   117
                       Anita L. DeFrantz        8,411   132
                       William G. McGagh        8,410   132
                       Ronald L. Olson          8,426   117
                       William E.B. Siart       8,430   113
                       Louis A. Simpson         8,429   113

Item 2 - Code of Ethics

Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

             (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert

Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

             (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

     (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

     (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs
          (a) through (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

             (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 8 - Reserved

Item 9 - Controls and Procedures

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

          WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

          THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

   (a)    File the exhibits listed below as part of this Form.
   (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

             (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

   (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

          (ATTACHED)

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350
          of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

         (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific American Income Shares, Inc.

By:  /s/ James W. Hirschmann
     -----------------------

James W. Hirschmann
President, Pacific American Income Shares, Inc.

Date:  8/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Hirschmann
     -----------------------

James W. Hirschmann
President, Pacific American Income Shares, Inc.

Date:  8/25/03


By:  /s/ Marie K. Karpinski
     ----------------------

Marie K. Karpinski
Treasurer and Principal Financial Accounting Officer,
Pacific American Income Shares, Inc.

Date:  8/25/03